Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 6	£ 5
Retirement benefits	1	1
Share-based payment costs	6	4
Total	£ 13	£ 10